Vessels in Operation, less Accumulated Depreciation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 28, 2014 Unit	Dec. 31, 2014 Unit
Property, Plant and Equipment [Line Items]
Number of vessels		18
Number of vessels pledged as collateral under 2019 notes and revolving credit facility		17
OOCL [Member] | Orient Overseas Container Lines Limited Tianjin [Member]
Property, Plant and Equipment [Line Items]
Business acquisition, purchase price	$ 55.0
Size of acquired vessel in TEUs	8,063	8,063
Vessel acquisition date		Oct. 28, 2014